Quarterly Holdings Report
for
Fidelity® Connecticut Municipal Income Fund
August 31, 2023
CTF-NPRT3-1023
1.805751.119
Municipal Bonds - 92.5%
	Principal Amount (a)	Value ($)
Connecticut - 91.0%
Bridgeport Gen. Oblig.:
Series 2016 D:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,048,115
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	3,090,000	3,231,757
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,088,945
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,064,828
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,052,500
Series 2021 A:
4% 8/1/38	800,000	761,815
4% 8/1/41	1,050,000	961,999
4% 8/1/46	375,000	336,132
4% 8/1/51	575,000	501,466
5% 8/1/35	450,000	493,211
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (b)	2,000,000	1,622,671
5% 7/1/49 (b)	2,925,000	2,811,327
Connecticut Gen. Oblig.:
Series 2013 A, 5% 10/15/27 (Pre-Refunded to 10/15/23 @ 100)	1,000,000	1,001,735
Series 2015 B:
5% 6/15/27	4,825,000	4,965,593
5% 6/15/30	1,290,000	1,326,938
Series 2015 F, 5% 11/15/31	4,000,000	4,132,261
Series 2018 A:
5% 4/15/30	2,500,000	2,693,363
5% 4/15/38	1,700,000	1,786,515
Series 2018 C, 5% 6/15/31	725,000	783,378
Series 2019 A:
4% 4/15/37	1,825,000	1,838,506
5% 4/15/25	1,140,000	1,171,826
5% 4/15/35	2,000,000	2,171,850
5% 4/15/36	2,300,000	2,480,194
5% 4/15/39	2,450,000	2,591,403
Series 2020 A, 3% 1/15/39	5,500,000	4,667,268
Series 2020 C, 3% 6/1/40	3,380,000	2,736,188
Series 2021 A:
3% 1/15/35	1,850,000	1,698,455
3% 1/15/36	9,130,000	8,171,162
3% 1/15/37	2,875,000	2,511,849
3% 1/15/38	1,000,000	849,208
Series 2021 B:
3% 6/1/39	1,400,000	1,159,256
5% 6/1/41	1,000,000	1,080,218
Series 2022 A, 4% 1/15/34	400,000	420,215
Series 2022 B, 2% 1/15/38	320,000	224,682
Series 2023 A:
5% 5/15/26	2,400,000	2,512,127
5% 5/15/27	900,000	959,687
Series 2023 B:
5% 8/1/26	3,000,000	3,153,332
5% 8/1/27	1,835,000	1,964,866
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	1,930,087
5% 7/1/32	1,000,000	1,057,818
Series 2017, 5% 7/1/30	2,400,000	2,534,183
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	84,249
5% 7/1/28	1,150,000	1,208,422
5% 7/1/29	350,000	368,255
5% 7/1/30	1,100,000	1,157,872
5% 7/1/31	1,300,000	1,366,279
5% 7/1/32	1,050,000	1,103,013
5% 7/1/33	700,000	735,368
5% 7/1/34	750,000	787,397
5% 7/1/42	2,000,000	2,036,754
Bonds Series 2017 B2, 3.2%, tender 7/1/26 (c)	7,000,000	6,970,478
Series 2013 N:
5% 7/1/24	400,000	400,544
5% 7/1/25	300,000	300,217
Series 2014 E:
5% 7/1/28	3,260,000	3,290,586
5% 7/1/29	3,840,000	3,876,611
Series 2015 L, 5% 7/1/29	1,500,000	1,533,991
Series 2016 K, 4% 7/1/46	7,000,000	6,102,380
Series 2018 K3, 5% 7/1/38	985,000	956,323
Series 2019 A:
4% 7/1/49	1,365,000	1,129,072
5% 7/1/26	310,000	315,388
5% 7/1/29	1,290,000	1,341,759
5% 7/1/49 (d)	6,000,000	4,914,535
Series 2020 A, 4% 7/1/40	1,250,000	1,163,946
Series 2020 C, 4% 7/1/45	1,800,000	1,610,909
Series 2020 K, 5% 7/1/39	2,830,000	2,967,895
Series 2021 A, 3% 7/1/39	5,000,000	3,859,773
Series 2021 G, 4% 3/1/51	3,000,000	2,681,330
Series 2021 L, 3% 7/1/41	1,340,000	1,078,156
Series 2022 M:
4% 7/1/36	250,000	246,533
4% 7/1/37	260,000	252,389
4% 7/1/39	2,600,000	2,434,234
4% 7/1/40	3,300,000	3,066,890
4% 7/1/41	1,195,000	1,098,814
4% 7/1/42	1,750,000	1,581,731
Series 2023 E:
5% 7/15/38	900,000	945,493
5% 7/15/39	1,060,000	1,108,049
5% 7/15/40	1,300,000	1,353,000
Series E, 5% 7/1/28	1,250,000	1,261,323
Series G:
5% 7/1/29 (d)	1,055,000	1,058,387
5% 7/1/30 (d)	275,000	273,405
5% 7/1/34 (d)	695,000	682,670
5% 7/1/39 (d)	2,600,000	2,440,085
5% 7/1/50 (d)	1,000,000	876,819
Series K1:
5% 7/1/24	600,000	601,604
5% 7/1/25	1,240,000	1,235,837
5% 7/1/27	250,000	253,262
Series K3, 5% 7/1/48	3,695,000	3,358,019
Series L:
5% 7/1/26	1,000,000	1,020,171
5% 7/1/27	2,000,000	2,041,931
Series L1:
4% 7/1/24	650,000	647,262
4% 7/1/25	600,000	594,455
4% 7/1/26	700,000	699,659
4% 7/1/27	700,000	701,401
Series N:
4% 7/1/39	1,850,000	1,504,759
5% 7/1/24	375,000	374,138
5% 7/1/25	340,000	338,574
5% 7/1/27	430,000	429,230
5% 7/1/31	500,000	499,324
5% 7/1/32	550,000	547,636
5% 7/1/33	720,000	714,439
5% 7/1/34	675,000	667,181
Series R:
5% 6/1/37	1,000,000	1,064,731
5% 6/1/38	1,045,000	1,103,248
5% 6/1/39	1,595,000	1,676,149
5% 6/1/40	1,125,000	1,175,706
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 B, 5% 11/15/24 (Escrowed to Maturity) (b)	1,065,000	1,084,246
Series B:
5% 11/15/24 (b)	300,000	303,499
5% 11/15/25 (b)	400,000	407,470
5% 11/15/26 (b)	600,000	618,341
5% 11/15/27 (b)	610,000	636,450
5% 11/15/28 (b)	525,000	553,160
5% 11/15/29 (b)	530,000	562,080
(Chesla Loan Prog.):
Series C:
5% 11/15/24 (Escrowed to Maturity)	225,000	229,597
5% 11/15/25 (Escrowed to Maturity)	240,000	249,204
5% 11/15/26 (Escrowed to Maturity)	200,000	211,812
5% 11/15/27 (Pre-Refunded to 11/15/26 @ 100)	125,000	132,383
Series D:
5% 11/15/24 (Escrowed to Maturity)	425,000	433,432
5% 11/15/25 (Escrowed to Maturity)	250,000	259,318
5% 11/15/26 (Escrowed to Maturity)	180,000	190,350
Connecticut Hsg. Fin. Auth.:
Series 2014 C, 4% 11/15/44	50,000	49,940
Series 2016 F, 3.5% 5/15/39 (b)	580,000	569,679
Series 2018 E1, 4.25% 5/15/42	1,340,000	1,331,938
Series 2019 B1, 4% 5/15/49	2,590,000	2,554,498
Series 2019 F, 3.5% 11/15/43	2,610,000	2,547,141
Series 2021 B1, 3% 11/15/49	2,545,000	2,432,975
Series 2022 A1, 3.5% 11/15/51	1,020,000	989,664
Series A2:
5% 11/15/26 (b)	840,000	869,759
5% 5/15/27 (b)	1,890,000	1,960,417
5% 11/15/27 (b)	860,000	897,629
5% 5/15/28 (b)	615,000	644,472
5% 11/15/28 (b)	225,000	237,069
Series C:
5% 5/15/26 (b)	1,820,000	1,871,793
5% 5/15/27 (b)	800,000	829,806
5% 11/15/28 (b)	580,000	611,111
5% 5/15/29 (b)	1,115,000	1,177,288
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 5% 5/1/35	1,000,000	1,119,507
Series 2021 C:
5% 1/1/28	1,600,000	1,726,755
5% 1/1/30	3,500,000	3,898,532
5% 1/1/31	3,410,000	3,849,767
5% 1/1/32	2,500,000	2,858,016
Series 2022 A, 5% 7/1/37	1,000,000	1,115,665
Series A:
5% 5/1/28	1,000,000	1,086,017
5% 9/1/33	1,000,000	1,012,225
East Lyme Gen. Oblig. Series 2020, 3% 7/15/38	530,000	438,293
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,004
Series 2014 B:
5% 8/15/25	450,000	457,121
5% 8/15/26	700,000	712,027
5% 8/15/27	750,000	763,315
5% 8/15/28	385,000	391,919
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.) Series 2014 A, 5% 11/1/28 (Pre-Refunded to 11/1/24 @ 100)	1,000,000	1,019,209
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,091,192
5% 7/15/32	1,250,000	1,360,597
5% 7/15/33	1,000,000	1,084,840
5% 7/15/34	1,000,000	1,081,102
Hartford Gen. Oblig.:
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	1,862,842
Series 2015 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,033,218
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,033,195
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (d)	2,000,000	2,002,086
Meriden Gen. Oblig. Series 2020 B, 2% 7/1/36	680,000	506,930
Milford Gen. Oblig. Series 2021 A, 2% 11/1/33	330,000	276,138
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2021 A, 4% 8/15/38 (b)	3,330,000	3,017,060
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,642,600
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	1,813,821
5% 3/1/30	600,000	614,342
5% 3/1/30 (Pre-Refunded to 3/1/25 @ 100)	1,260,000	1,290,225
5% 3/1/31 (Pre-Refunded to 3/1/25 @ 100)	1,955,000	2,001,897
Series 2017 C:
5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	1,635,000	1,721,082
5% 3/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900,000	1,998,876
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	631,163
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	786,426
Series 2015:
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,655,000	2,734,822
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,430,000	1,473,567
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	36,883
5% 8/15/28 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,566,541
5% 8/15/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,045,096
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,044,425
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,041,046
Series 2017 B, 5% 8/1/25	500,000	512,436
Series 2021 A, 4% 8/1/32	950,000	945,848
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,050,143
5% 8/1/33	1,150,000	1,205,749
5% 8/1/38	1,000,000	1,030,496
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021:
4% 4/1/31 (d)	390,000	367,769
4% 4/1/36 (d)	485,000	433,416
4% 4/1/41 (d)	660,000	562,658
4% 4/1/51 (d)	1,225,000	975,996
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,032,010
Series 2019, 5% 1/1/27	1,990,000	2,089,381
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	4,776,513
Series A, 5% 8/15/27	1,335,000	1,336,255
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/25	635,000	653,853
5% 11/1/26	635,000	664,466
Series 2017 B, 5% 11/1/32	400,000	422,795
Series 2021, 4% 9/15/41	1,125,000	1,024,983
TOTAL CONNECTICUT		273,600,641
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	385,000	385,703
Puerto Rico - 1.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (d)	835,000	832,912
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	863,283	524,801
5.625% 7/1/27	100,000	104,188
5.625% 7/1/29	310,000	327,505
5.75% 7/1/31	735,000	793,457
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	855,000	610,133
Series 2019 A2, 4.329% 7/1/40	1,105,000	1,046,552
TOTAL PUERTO RICO		4,239,548
TOTAL MUNICIPAL BONDS (Cost $295,318,060)		278,225,892

Municipal Notes - 0.4%
	Principal Amount (a)	Value ($)
Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 A1, 3.8% 9/1/23, VRDN (c) (Cost $1,250,000)	1,250,000	1,250,000

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.50% (e)(f) (Cost $19,036,991)	19,033,193	19,037,004

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $315,605,051)	298,512,896
NET OTHER ASSETS (LIABILITIES) - 0.7%	2,223,713
NET ASSETS - 100.0%	300,736,609

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,420,738 or 5.1% of net assets.

(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.50%	-	39,827,004	20,790,000	175,166	-	-	19,037,004	0.8%
Total	-	39,827,004	20,790,000	175,166	-	-	19,037,004

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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